Document And Entity Information	3 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	QDM INTERNATIONAL INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001094032
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL